Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details)		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Payable to third parties	[1]	¥ 8,599,174	$ 1,223,420	¥ 3,964,389
Accrued payroll and employee benefits		4,735,899	673,785	5,693,545
Deposit payable		706,000	100,444	1,973,850
Others		500,901	71,264	452,662
Total		¥ 14,541,974	$ 2,068,913	¥ 12,084,446

[1]	The balance mainly represents the payables for daily operations such as professional and consulting services, equipment purchases, rent and utility bills as of December 31, 2024 and 2025.